SCHEDULE OF TRADE AND OTHER RECEIVABLES (CURRENT) (Details) (Parenthetical) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Trade And Other Receivables
Accrued income other than contract assets	$ 1,616,064	$ 1,943,083